Equity - Schedule of Warrants Outstanding Activity (Details) (10-K) - $ / shares	Sep. 30, 2020	Jul. 28, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Total Warrants	26,705,502	274,029	4,016,817
Weighted average exercise price	$ 1.82	$ 0.495	$ 22.95
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants	1,107		1,102
Weighted average exercise price	$ 8,750.00		$ 8,750.00
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants	2,448		2,448
Weighted average exercise price	$ 3,500.00		$ 3,500.00
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants	766,698		806,698
Weighted average exercise price	$ 15.00		$ 15.19
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants	2,972,221		2,972,221
Weighted average exercise price	$ 1.80		$ 1.80
April 2019 Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants			34,955
Weighted average exercise price			$ 6.25
September 2019 Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants			194,444
Weighted average exercise price			$ 2.25
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Total Warrants	99		4,949
Weighted average exercise price	$ 21,993.00		$ 11,258.00